UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	July 22, 2009 to August 21, 2009

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
901 Main Avenue, 3rd Floor,
Norwalk, CT	06851
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 the following table and the disclosure below.

The following table summarize the trust portfolio by various criteria as of end of the monthly distribution period ending on August 21, 2009 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the table in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, this table is not indicative of the composition of the trust portfolio at any subsequent time.

For purposes of the following table.

Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.
Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Lowe's	$4,794,548,567	26.63%	6,703,376	15.66%
JCPenney	$4,252,386,343	23.62%	14,193,315	33.16%
Sam's Club Dual Card(1)	$1,929,770,273	10.72%	1,645,121	3.84%
Sam's	$1,889,899,872	10.50%	4,500,187	10.52%
Wal-Mart(1)	$1,748,937,933	9.71%	2,867,731	6.70%
Other	$945,023,568	5.25%	4,677,645	10.93%
Dillard	$830,214,613	4.61%	1,695,770	3.96%
GAP(2)	$717,291,584	3.98%	5,335,435	12.47%
Gap Fam. Dual Card	$455,965,106	2.53%	857,224	2.00%
JC Penney Dual Card	$440,818,963	2.45%	321,026	0.75%
Total	$18,004,856,823	100.00%	42,796,830	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Figures presented for GAP include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.

Pursuant to Section 4.13 of the Series 2007-3 Indenture Supplement, dated as of June 28, 2007 (the "2007-3 Indenture Supplement"), between the Issuer and the Indenture Trustee, the issuer postponed the commencement of the Controlled Accumulation Period (as defined in the Series 2007-3 Indenture Supplement) to December 22, 2009. The Controlled Accumulation Period Length (as defined in the Series 2007-3 Indenture Supplement) is a period of five months and the Controlled Accumulation Amount (as defined in the Series 2007-3 Indenture Supplement) is $291,000,000.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds.
On August 13, 2009, GE Capital Credit Card Master Note Trust issued $1,750,000,000.00 of Series 2009-2 Class A Asset Backed Notes (the "Class A Notes") , $280,000,000.00 of Series 2009-2 Class B Asset Backed Notes (the "Class B Notes") , and $192,500,000.00 of Series 2009-2 Class C Asset Backed Notes (the "Class C Notes"), described in a Prospectus Supplement dated August 5, 2009 to a Prospectus dated July 30, 2009. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2009-2 Notes is incorporated by reference to the Registrant's Current Report on 8-K filed on August 13, 2009.

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for September 15, 2009Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for September 15, 2009Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for September 15, 2009Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for September 15, 2009Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for September 15, 2009Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for September 15, 2009Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for September 15, 2009Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: September 15, 2009	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for September 15, 2009 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for September 15, 2009 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for September 15, 2009 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for September 15, 2009 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for September 15, 2009 Payment Date
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for September 15, 2009 Payment Date
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for September 15, 2009 Payment Date